SCHEDULE OF UNCERTAIN TAX POSITIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at the beginning of the period	$ 892	$ 742
Additions for tax positions taken in current year	84	150
Ending balance	$ 976	$ 892